Accumulated Other Comprehensive Income and Other Components of Equity (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Accumulated Other Comprehensive Income
As at December 31, 2018 and 2019, the details of the Controlling Company’s accumulated other comprehensive income are as follows:

(In millions of Korean won)	December 31, 2018		December 31, 2019
Changes in investments in associates and joint ventures	￦	(871)	￦	1,556
Loss on derivatives valuation		(30,474)		(7,624)
Gain on valuation of financial assets at fair value through other comprehensive income		96,704		211,573
Exchange differences on translation for foreign operations		(15,201)		(10,571)

Total	￦	50,158	￦	194,934

Summary of Changes in Accumulated Other Comprehensive Income
Changes in accumulated other comprehensive income for the years ended December 31, 2018 and 2019, are as follows:

	2018
(In millions of Korean won)	Beginning		Changes in accounting policy		Increase/ decrease		Reclassification to gain or loss		Ending
Changes in investments in associates and joint ventures	￦	(735)	￦	—	￦	(136)	￦	—	￦	(871)
Gain or loss on derivatives valuation		(3,463)		—		17,268		(44,279)		(30,474)
Gain on valuation of financial assets at fair value through other comprehensive income		52,673		17,741		26,290		—		96,704
Exchange differences on translation for foreign operations		(17,490)				2,289		—		(15,201)

Total	￦	30,985	￦	17,741	￦	45,711	￦	(44,279)	￦	50,158

	2019
(In millions of Korean won)	Beginning		Changes in accounting policy		Increase/ decrease		Reclassification to gain or loss		Ending
Changes in investments in associates and joint ventures	￦	(871)	￦	—	￦	2,427	￦	—	￦	1,556
Gain or loss on derivatives valuation		(30,474)		—		67,534		(44,684)		(7,624)
Gain on valuation of financial assets at fair value through other comprehensive income		96,704		—		114,869		—		211,573
Exchange differences on translation for foreign operations		(15,201)		—		4,630		—		(10,571)

Total	￦	50,158	￦	—	￦	189,460	￦	(44,684)	￦	194,934

Summary of Other Components of Equity
The Group’s other components of equity as at December 31, 2018 and 2019, are as follows:

(In millions of Korean won)	December 31, 2018		December 31, 2019
Treasury stock 1	￦	(830,874)	￦	(825,838)
Gain or loss on disposal of treasury stock 2		(12,251)		1,229
Share-based payments		5,956		7,769
Others 3		(343,914)		(353,243)

Total	￦	(1,181,083)	￦	(1,170,083)

1	During the year ended December 31, 2019, the Group granted 96,782 treasury shares as share-based payment.
2	The amount directly reflected in equity is ￦ 603 million (2018: ￦ 5,410 million) for the year ended December 31, 2019.
3	Profit or loss incurred from transactions with non-controlling interest and investment difference incurred from change in proportion of subsidiaries are included.

Summary of Treasury Stock
As at December 31, 2018 and 2019, the details of treasury stock are as follows:

	December 31, 2018		December 31, 2019
Number of shares (in shares)		15,967,040		15,870,258
Amounts (In millions of Korean won)	￦	830,874	￦	825,838